Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Central Index Key	dei_EntityCentralIndexKey	0000745463
Eaton Vance Global Macro Capital Opportunities Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement, Text Block	evmft_SupplementTextBlock

EATON VANCE GLOBAL MACRO CAPITAL OPPORTUNITIES FUND

Supplement to Summary Prospectus and Prospectus dated March 1, 2017

The following changes are effective May 2, 2017:

1.	The name of Eaton Vance Global Macro Capital Opportunities Fund is changed to Eaton Vance Emerging and Frontier Countries Equity Fund.
2.	The following replaces “Principal Investment Strategies” in “Fund Summary”:

Under normal market conditions, the Fund seeks its investment objective by investing at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity investments in emerging and frontier market countries.  An equity investment is considered to be in an emerging or frontier country if it is tied economically to that country.  Emerging market countries are countries represented in the MSCI Emerging Markets Index (the “Index”).  Frontier market countries are not represented in the Index and are not considered by the portfolio managers to be developed countries.  The Fund may have significant investment in a geographic region or country and normally invests in multiple countries and geographic regions.  The Fund also may invest up to 20% of its net assets in developed countries.

Equity investments include common stocks, preferred stocks, private equity securities and other instruments that provide exposure to equity securities or markets.  The Fund may invest in securities issued by companies with a broad range of market capitalization, including smaller companies.  The Fund’s equity investments also include investments in depositary receipts and real estate investment trusts, as well as exchange-traded funds (“ETFs”), a type of pooled investment vehicle, in order to equitize cash positions or seek exposure to certain markets or market sectors.

The Fund may also invest up to 20% of its net assets in income investments of any maturity, duration or credit rating, including without limit those rated below investment grade (often referred to as “junk bonds”).  Income investments are corporate bonds and other debt securities, loans, securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, obligations of other sovereign nations, mortgage-backed securities, inflation and credit-linked debt securities, exchange-traded notes (“ETNs”), convertible and other hybrid securities, and other non-equity investments.

The Fund may purchase and sell derivative instruments.  The Fund expects to achieve certain exposures through derivative transactions, including (but not limited to) forward foreign currency exchange contracts; futures on securities, indices, currencies, swaps and other investments; options; equity-linked securities; and interest rate swaps, cross-currency swaps, total return swaps and credit default swaps, which may create economic leverage in the Fund. The Fund may engage in derivative transactions to seek to enhance total return; to hedge against fluctuations in securities prices, interest rates or currency exchange rates; to manage certain investment risks; for speculation purposes to gain certain types of exposures; and/or as a substitute for the purchase or sale of securities or currencies. The Fund may engage in repurchase agreements, forward commitments and short selling. There is no stated limit on the Fund’s use of derivatives.

The Fund seeks to employ a top-down investment process that emphasizes broad exposure among countries, economic sectors and issuers.  In managing the Fund, the investment adviser seeks to gain exposures to countries whose macro indicators are expected to strengthen.  Based on the investment adviser’s global macroeconomic and political analysis, the investment adviser attempts to identify countries it believes have potential to outperform investments in other countries, and to anticipate changes in global economies, markets, political conditions and other factors for this purpose.  The investment adviser invests in equity investments and index derivatives to construct country-level and sector equity exposures while attempting to minimize the structural or behavioral characteristic risks of individual securities.  For the Fund, the investment adviser does not set particular investment or exposure levels to any index.  The investment adviser considers the relative risk/return characteristics of prospective investments (whether securities, currencies, derivatives or other instruments) in determining the most efficient means for achieving desired exposures.  The Fund is “non-diversified,” which means it may invest a greater percentage of its assets in the securities of a single issuer than a “diversified” fund.

The Fund currently invests its assets in the Global Macro Capital Opportunities Portfolio, a separate registered investment company with substantially similar investment objective, policies and risks as the Fund, but may also invest directly in securities and other instruments.

April 10, 2017	25579 4.10.17

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Fund seeks its investment objective by investing at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity investments in emerging and frontier market countries.  An equity investment is considered to be in an emerging or frontier country if it is tied economically to that country.  Emerging market countries are countries represented in the MSCI Emerging Markets Index (the “Index”).  Frontier market countries are not represented in the Index and are not considered by the portfolio managers to be developed countries.  The Fund may have significant investment in a geographic region or country and normally invests in multiple countries and geographic regions.  The Fund also may invest up to 20% of its net assets in developed countries.

Equity investments include common stocks, preferred stocks, private equity securities and other instruments that provide exposure to equity securities or markets.  The Fund may invest in securities issued by companies with a broad range of market capitalization, including smaller companies.  The Fund’s equity investments also include investments in depositary receipts and real estate investment trusts, as well as exchange-traded funds (“ETFs”), a type of pooled investment vehicle, in order to equitize cash positions or seek exposure to certain markets or market sectors.

The Fund may also invest up to 20% of its net assets in income investments of any maturity, duration or credit rating, including without limit those rated below investment grade (often referred to as “junk bonds”).  Income investments are corporate bonds and other debt securities, loans, securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, obligations of other sovereign nations, mortgage-backed securities, inflation and credit-linked debt securities, exchange-traded notes (“ETNs”), convertible and other hybrid securities, and other non-equity investments.

The Fund may purchase and sell derivative instruments.  The Fund expects to achieve certain exposures through derivative transactions, including (but not limited to) forward foreign currency exchange contracts; futures on securities, indices, currencies, swaps and other investments; options; equity-linked securities; and interest rate swaps, cross-currency swaps, total return swaps and credit default swaps, which may create economic leverage in the Fund. The Fund may engage in derivative transactions to seek to enhance total return; to hedge against fluctuations in securities prices, interest rates or currency exchange rates; to manage certain investment risks; for speculation purposes to gain certain types of exposures; and/or as a substitute for the purchase or sale of securities or currencies. The Fund may engage in repurchase agreements, forward commitments and short selling. There is no stated limit on the Fund’s use of derivatives.

The Fund seeks to employ a top-down investment process that emphasizes broad exposure among countries, economic sectors and issuers.  In managing the Fund, the investment adviser seeks to gain exposures to countries whose macro indicators are expected to strengthen.  Based on the investment adviser’s global macroeconomic and political analysis, the investment adviser attempts to identify countries it believes have potential to outperform investments in other countries, and to anticipate changes in global economies, markets, political conditions and other factors for this purpose.  The investment adviser invests in equity investments and index derivatives to construct country-level and sector equity exposures while attempting to minimize the structural or behavioral characteristic risks of individual securities.  For the Fund, the investment adviser does not set particular investment or exposure levels to any index.  The investment adviser considers the relative risk/return characteristics of prospective investments (whether securities, currencies, derivatives or other instruments) in determining the most efficient means for achieving desired exposures.  The Fund is “non-diversified,” which means it may invest a greater percentage of its assets in the securities of a single issuer than a “diversified” fund.

The Fund currently invests its assets in the Global Macro Capital Opportunities Portfolio, a separate registered investment company with substantially similar investment objective, policies and risks as the Fund, but may also invest directly in securities and other instruments.

Strategy Portfolio Concentration	rr_StrategyPortfolioConcentration

Under normal market conditions, the Fund seeks its investment objective by investing at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity investments in emerging and frontier market countries.  An equity investment is considered to be in an emerging or frontier country if it is tied economically to that country.  Emerging market countries are countries represented in the MSCI Emerging Markets Index (the “Index”).  Frontier market countries are not represented in the Index and are not considered by the portfolio managers to be developed countries.  The Fund may have significant investment in a geographic region or country and normally invests in multiple countries and geographic regions.  The Fund also may invest up to 20% of its net assets in developed countries.